Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Delaware Investments Minnesota Municipal Income Fund II, Inc.
2005 Market Street
Philadelphia, PA 19103

under the

Investment Company Act of 1940

Investment Company Act File No. 811-07420

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Delaware Investments Minnesota Municipal Income Fund II, Inc. (the “Fund”) to be redeemed:

Variable Rate MuniFund Term Preferred Shares, Series 2016, Liquidation Preference $100,000 per share (CUSIP #24610V 608) (the “VMTP Shares”).

(2)	Date on which the securities are expected to be called or redeemed:

VMTP Shares

Series	Date
Series 2016	On or about February 5, 2016
The redemption of these securities is subject to the consummation of the sale of certain newly issued series of preferred securities of the Fund, which may not occur. This redemption may be effected on a different date, due to market conditions or otherwise as determined by the Board of Directors of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The VMTP Shares are to be redeemed pursuant to Section 2.5(c)(i) of the Statement Establishing and Fixing the Rights and Preferences of Variable Rate MuniFund Term Preferred Shares.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all of the outstanding VMTP Shares, as set forth below:

VMTP Shares

Series	Number of Shares
Series 2016	750

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 5th day of January, 2016.

DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II, INC.

By:	/s/ Kathryn R. Williams
Name:	Kathryn R. Williams
Title:	Vice President and Assistant Secretary

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